Summary of Significant Accounting Policies - Schedule of Concentration of Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Customer A [Member]
Schedule of Concentration of Revenues [Line Items]
Concentration risk, percentage	35.00%
Customer B [Member]
Schedule of Concentration of Revenues [Line Items]
Concentration risk, percentage	13.00%	11.00%
Customer C [Member]
Schedule of Concentration of Revenues [Line Items]
Concentration risk, percentage		18.00%
Customer D [Member]
Schedule of Concentration of Revenues [Line Items]
Concentration risk, percentage		29.00%
Customer [Member]
Schedule of Concentration of Revenues [Line Items]
Concentration risk, percentage	48.00%	58.00%